                                                                 June 30, 2002

                                                            semi-annual report
ProFunds VP

ProFund VP Bull
ProFund VP Small-Cap
ProFund VP Europe 30

[LOGO] PROFUNDS

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

            Common Stocks (91.0%)
                                                   Shares    Value
                                                   ------ -----------
           3M Co..................................  1,040 $   127,920
           Abbott Laboratories....................  4,173     157,113
           ACE, Ltd...............................    702      22,183
           ADC Telecommunications, Inc.*..........  2,119       4,853
           Adobe Systems, Inc.....................    637      18,155
           Advanced Micro Devices, Inc.*..........    910       8,845
           AES Corp.*.............................  1,430       7,751
           Aetna, Inc.............................    390      18,708
           AFLAC, Inc.............................  1,391      44,512
           Agere Systems, Inc.*...................    129         181
           Agere Systems, Inc.--Class B*..........  3,188       4,782
           Agilent Technologies, Inc.*............  1,248      29,514
           Air Products & Chemicals, Inc..........    611      30,837
           Alberto-Culver Co.--Class B............    156       7,457
           Albertson's, Inc.......................  1,092      33,262
           Alcan, Inc.............................    858      32,192
           Alcoa, Inc.............................  2,262      74,984
           Allegheny Energy, Inc..................    338       8,704
           Allegheny Technologies, Inc............    221       3,492
           Allergan, Inc..........................    351      23,429
           Allied Waste Industries, Inc.*.........    533       5,117
           Allstate Corp..........................  1,898      70,188
           Alltel Corp............................    832      39,104
           Altera Corp.*..........................  1,027      13,967
           Ambac Financial Group, Inc.............    286      19,219
           Amerada Hess Corp......................    234      19,305
           Ameren Corp............................    390      16,774
           American Electric Power, Inc...........    910      36,418
           American Express Co....................  3,562     129,372
           American Greetings Corp.--Class A......    169       2,816
           American International Group, Inc......  6,994     477,200
           American Power Conversion Corp.*.......    520       6,568
           American Standard Cos.*................    195      14,645
           AmerisourceBergen Corp.................    286      21,736
           Amgen, Inc.*...........................  2,782     116,511
           AMR Corp.*.............................    416       7,014
           AmSouth Bancorp........................    962      21,530
           Anadarko Petroleum Corp................    663      32,686
           Analog Devices*........................    975      28,958
           Andrew Corp.*..........................    260       3,726
           Anheuser-Busch Cos., Inc...............  2,340     117,000
           AOL-Time Warner, Inc.*................. 11,908     175,167
           AON Corp...............................    728      21,461
           Apache Corp............................    390      22,417
           Apollo Group, Inc.--Class A*...........    468      18,449
           Apple Computer, Inc.*..................    949      16,816
           Applera Corp.--Applied Biosystems Group    572      11,148
           Applied Materials, Inc.*...............  4,381      83,327
           Applied Micro Circuits Corp.*..........    806       3,812
           Archer-Daniels-Midland Co..............  1,742      22,280
           Ashland, Inc...........................    182       7,371
           AT&T Corp.............................. 10,166     108,776
           AT&T Wireless Services, Inc.*..........  7,241      42,360
           Autodesk, Inc..........................    312       4,134
           Automatic Data Processing, Inc.........  1,664      72,467
           AutoZone, Inc.*........................    286      22,108
           Avaya, Inc.*...........................    962       4,762
           Avery Dennison Corp....................    299      18,762
           Avon Products, Inc.....................    637      33,277
           Baker Hughes, Inc......................    897      29,861

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Ball Corp..........................    156 $     6,471
             Bank of America Corp...............  4,121     289,953
             Bank of New York Co., Inc..........  1,950      65,813
             Bank One Corp......................  3,146     121,058
             Bard (C.R.), Inc...................    143       8,091
             Barrick Gold Corp..................  1,443      27,403
             Bausch & Lomb, Inc.................    143       4,841
             Baxter International, Inc..........  1,612      71,653
             BB&T Corp..........................  1,287      49,678
             Bear Stearns Cos., Inc.............    273      16,708
             Becton, Dickinson & Co.............    689      23,736
             Bed Bath & Beyond, Inc.*...........    780      29,437
             BellSouth Corp.....................  5,018     158,067
             Bemis Co., Inc.....................    143       6,793
             Best Buy Co., Inc.*................    858      31,145
             Big Lots, Inc......................    312       6,140
             Biogen, Inc.*......................    403      16,696
             Biomet, Inc........................    715      19,391
             BJ Services Co.*...................    416      14,094
             Black & Decker Corp................    221      10,652
             Block H & R, Inc...................    494      22,798
             BMC Software, Inc.*................    650      10,790
             Boeing Co..........................  2,249     101,205
             Boise Cascade Corp.................    156       5,387
             Boston Scientific Corp.*...........  1,092      32,017
             Bristol-Myers Squibb Co............  5,187     133,306
             Broadcom Corp.--Class A*...........    715      12,541
             Brown-Forman Corp..................    182      12,558
             Brunswick Corp.....................    247       6,916
             Burlington Northern Santa Fe Corp..  1,027      30,810
             Burlington Resources, Inc..........    533      20,254
             Calpine Corp.*.....................  1,001       7,037
             Campbell Soup Co...................  1,092      30,205
             Capital One Financial Corp.........    585      35,714
             Cardinal Health, Inc...............  1,209      74,245
             Carnival Corp......................  1,573      43,556
             Caterpillar, Inc...................    923      45,181
             Cendant Corp.*.....................  2,795      44,385
             Centex Corp........................    169       9,767
             CenturyTel, Inc....................    377      11,122
             Charter One Financial, Inc.........    598      20,559
             ChevronTexaco Corp.................  2,860     253,110
             Chiron Corp.*......................    507      17,922
             Chubb Corp.........................    455      32,214
             CIENA Corp.*.......................    884       3,704
             CIGNA Corp.........................    377      36,727
             Cincinnati Financial Corp..........    429      19,961
             Cinergy Corp.......................    442      15,908
             Cintas Corp........................    455      22,491
             Circuit City Stores, Inc...........    559      10,481
             Cisco Systems, Inc.*............... 19,578     273,113
             Citigroup, Inc..................... 13,767     533,472
             Citizens Communications Co.*.......    754       6,303
             Citrix Systems, Inc.*..............    481       2,905
             Clear Channel Communications, Inc.*  1,638      52,449
             Clorox Co..........................    611      25,265
             CMS Energy Corp....................    364       3,997
             Coca-Cola Co.......................  6,643     372,009
             Coca-Cola Enterprises, Inc.........  1,196      26,408
             Colgate-Palmolive Co...............  1,469      73,523

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Special Class A*........ 2,535  $    60,434
           Comerica, Inc..........................   468       28,735
           Computer Associates International, Inc. 1,547       24,582
           Computer Sciences Corp.*...............   455       21,749
           Compuware Corp.*....................... 1,001        6,076
           Comverse Technology, Inc.*.............   494        4,574
           ConAgra Foods, Inc..................... 1,443       39,899
           Concord EFS, Inc.*..................... 1,365       41,141
           Conoco, Inc............................ 1,677       46,621
           Conseco, Inc.*.........................   923        1,846
           Consolidated Edison, Inc...............   572       23,881
           Constellation Energy Group, Inc........   442       12,968
           Convergys Corp.*.......................   468        9,117
           Cooper Industries, Ltd.--Class A.......   247        9,707
           Cooper Tire & Rubber Co................   195        4,007
           Coors (Adolph) Co.--Class B............    91        5,669
           Corning, Inc........................... 2,548        9,045
           Costco Wholesale Corp.*................ 1,209       46,692
           Countrywide Credit Industries, Inc.....   325       15,681
           Crane Co...............................   156        3,959
           CSX Corp...............................   572       20,049
           Cummins, Inc...........................   117        3,873
           CVS Corp............................... 1,053       32,222
           Dana Corp..............................   403        7,468
           Danaher Corp...........................   403       26,739
           Darden Restaurants, Inc................   468       11,560
           Deere & Co.............................   637       30,512
           Dell Computer Corp.*................... 6,942      181,464
           Delphi Automotive Systems Corp......... 1,495       19,734
           Delta Air Lines, Inc...................   325        6,500
           Deluxe Corp............................   169        6,572
           Devon Energy Corp......................   416       20,500
           Dillard's, Inc.--Class A...............   221        5,810
           Dollar General Corp....................   884       16,823
           Dominion Resources, Inc................   741       49,054
           Donnelley (R.R.) & Sons Co.............   299        8,237
           Dover Corp.............................   546       19,110
           Dow Chemical Co........................ 2,431       83,577
           Dow Jones & Co., Inc...................   221       10,707
           DTE Energy Co..........................   429       19,151
           Du Pont (E.I.) de Nemours.............. 2,652      117,748
           Duke Energy Corp....................... 2,223       69,135
           Dynegy, Inc.--Class A..................   962        6,926
           Eastman Chemical Co....................   208        9,755
           Eastman Kodak Co.......................   780       22,753
           Eaton Corp.............................   182       13,241
           Ecolab, Inc............................   351       16,227
           Edison International*..................   871       14,807
           El Paso Corp........................... 1,430       29,472
           Electronic Data Systems Corp........... 1,287       47,812
           Eli Lilly & Co......................... 3,003      169,369
           EMC Corp.*............................. 5,941       44,855
           Emerson Electric Co.................... 1,131       60,519
           Engelhard Corp.........................   351        9,940
           EnPro Industries, Inc.*................    70          368
           Entergy Corp...........................   598       25,379
           EOG Resources, Inc.....................   312       12,386
           Equifax, Inc...........................   390       10,530
           Equity Office Properties Trust......... 1,118       33,652
           Equity Residential Properties Trust....   728       20,930

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Exelon Corp............................    858 $    44,873
           Exxon Mobil Corp....................... 18,135     742,083
           Family Dollar Stores, Inc..............    468      16,497
           Fannie Mae.............................  2,665     196,544
           Federated Department Stores, Inc.*.....    533      21,160
           FedEx Corp.............................    793      42,346
           Fifth Third Bancorp....................  1,573     104,840
           First Data Corp........................  2,041      75,925
           First Tennessee National Corp..........    338      12,945
           FirstEnergy Corp.......................    793      26,470
           Fiserv, Inc.*..........................    507      18,612
           Fleet Boston Financial Corp............  2,795      90,418
           Fluor Corp.............................    221       8,608
           Ford Motor Co..........................  4,849      77,584
           Forest Laboratories, Inc.*.............    481      34,055
           Fortune Brands, Inc....................    403      22,568
           FPL Group, Inc.........................    468      28,075
           Franklin Resources, Inc................    702      29,933
           Freddie Mac............................  1,859     113,771
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    390       6,962
           Gannett Co., Inc.......................    715      54,269
           Gap, Inc...............................  2,314      32,859
           Gateway, Inc.*.........................    871       3,867
           General Dynamics Corp..................    546      58,067
           General Electric Co.................... 26,585     772,294
           General Mills, Inc.....................    975      42,978
           General Motors Corp....................  1,495      79,907
           Genuine Parts Co.......................    468      16,319
           Genzyme Corp.--General Division*.......    572      11,005
           Georgia Pacific Corp...................    611      15,018
           Gillette Co............................  2,821      95,547
           Golden West Financial Corp.............    416      28,612
           Goodrich Corp..........................    273       7,458
           Goodyear Tire & Rubber Co..............    442       8,270
           Grainger (W.W.), Inc...................    247      12,375
           Great Lakes Chemical Corp..............    130       3,444
           Guidant Corp.*.........................    819      24,758
           Halliburton Co.........................  1,170      18,650
           Harley-Davidson, Inc...................    806      41,324
           Harrah's Entertainment, Inc.*..........    312      13,837
           Hartford Financial Services Group, Inc.    663      39,429
           Hasbro, Inc............................    468       6,346
           HCA, Inc...............................  1,378      65,455
           Health Management Associates, Inc.--
            Class A*..............................    650      13,098
           Healthsouth Corp.*.....................  1,053      13,468
           Heinz (H.J.) Co........................    936      38,470
           Hercules, Inc.*........................    286       3,318
           Hershey Foods Corp.....................    364      22,750
           Hewlett-Packard Co.....................  8,080     123,462
           Hilton Hotels Corp.....................    988      13,733
           Home Depot, Inc........................  6,305     231,583
           Honeywell International, Inc...........  2,184      76,942
           Household International, Inc...........  1,222      60,733
           Humana, Inc.*..........................    455       7,112
           Huntington Bancshares, Inc.............    663      12,875
           Illinois Tool Works, Inc...............    819      55,938
           Immunex Corp.*.........................  1,482      33,108
           IMS Health, Inc........................    767      13,768

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Inco, Ltd.*.............................    481 $    10,890
          Ingersoll-Rand Co.--Class A.............    455      20,775
          Intel Corp.............................. 17,888     326,813
          International Business Machines Corp....  4,576     329,472
          International Flavors & Fragrances, Inc.    247       8,025
          International Game Technology*..........    247      14,005
          International Paper Co..................  1,287      56,088
          Interpublic Group of Cos., Inc..........  1,027      25,429
          Intuit, Inc.*...........................    572      28,440
          ITT Industries, Inc.....................    247      17,438
          J.P. Morgan Chase & Co..................  5,330     180,794
          Jabil Circuit, Inc.*....................    533      11,252
          JDS Uniphase Corp.*.....................  3,640       9,719
          Jefferson-Pilot Corp....................    403      18,941
          JM Smucker Co...........................     91       3,106
          John Hancock Financial Services, Inc....    793      27,914
          Johnson & Johnson.......................  8,060     421,216
          Johnson Controls, Inc...................    234      19,097
          Jones Apparel Group, Inc.*..............    338      12,675
          KB Home.................................    143       7,366
          Kellogg Co..............................  1,092      39,159
          Kerr-McGee Corp.........................    273      14,619
          KeyCorp.................................  1,144      31,231
          KeySpan Corp............................    377      14,194
          Kimberly-Clark Corp.....................  1,391      86,242
          Kinder Morgan, Inc......................    325      12,357
          King Pharmaceuticals, Inc.*.............    663      14,752
          KLA-Tencor Corp.*.......................    507      22,303
          Knight Ridder, Inc......................    221      13,912
          Kohls Corp.*............................    897      62,862
          Kroger Co.*.............................  2,119      42,168
          Leggett & Platt, Inc....................    520      12,168
          Lexmark International Group, Inc.*......    351      19,094
          Limited, Inc............................  1,391      29,628
          Lincoln National Corp...................    494      20,748
          Linear Technology Corp..................    845      26,558
          Liz Claiborne, Inc......................    286       9,095
          Lockheed Martin Corp....................  1,209      84,026
          Loews Corp..............................    507      26,866
          Louisiana-Pacific Corp..................    286       3,029
          Lowe's Cos., Inc........................  2,080      94,432
          LSI Logic Corp.*........................    988       8,645
          Lucent Technologies, Inc................  9,165      15,214
          Manor Care, Inc.*.......................    273       6,279
          Marathon Oil Corp.......................    832      22,564
          Marriott International, Inc.--Class A...    650      24,733
          Marsh & McLennan Cos., Inc..............    728      70,325
          Marshall & Ilsley Corp..................    572      17,692
          Masco Corp..............................  1,300      35,243
          Mattel, Inc.............................  1,170      24,664
          Maxim Integrated Products, Inc.*........    858      32,887
          May Department Stores Co................    767      25,257
          Maytag Corp.............................    208       8,871
          MBIA, Inc...............................    390      22,047
          MBNA Corp...............................  2,275      75,234
          McDermott International, Inc.*..........    169       1,369
          McDonald's Corp.........................  3,406      96,901
          McGraw-Hill Cos., Inc...................    520      31,044
          McKesson Corp...........................    767      25,081
          MeadWestvaco Corp.......................    536      17,988

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MedImmune, Inc.*.....................    663 $    17,503
            Medtronic, Inc.......................  3,250     139,263
            Mellon Financial Corp................  1,183      37,182
            Merck & Co., Inc.....................  6,058     306,777
            Mercury Interactive Corp.*...........    221       5,074
            Meredith Corp........................    130       4,986
            Merrill Lynch & Co., Inc.............  1,936      78,408
            MetLife, Inc.........................  1,885      54,288
            MGIC Investment Corp.................    286      19,391
            Micron Technology, Inc.*.............  1,612      32,595
            Microsoft Corp.*..................... 14,482     792,166
            Millipore Corp.......................    130       4,157
            Mirant Corp.*........................  1,079       7,877
            Molex, Inc...........................    520      17,436
            Moody's Corp.........................    416      20,696
            Morgan Stanley Dean Witter & Co......  2,951     127,129
            Motorola, Inc........................  6,071      87,544
            Mykrolis Corp.*......................     60         709
            Nabors Industries, Ltd.*.............    390      13,709
            National City Corp...................  1,625      54,031
            National Semiconductor Corp.*........    481      14,031
            Navistar International Corp..........    156       4,992
            NCR Corp.*...........................    260       8,996
            Network Appliance, Inc.*.............    897      11,159
            New York Times Co.--Class A..........    403      20,755
            Newell Rubbermaid, Inc...............    715      25,068
            Newmont Mining Corp..................  1,053      27,725
            Nextel Communications, Inc.--Class A*  2,184       7,011
            NICOR, Inc...........................    117       5,353
            Nike, Inc.--Class B..................    715      38,359
            NiSource, Inc........................    559      12,203
            Noble Corp.*.........................    364      14,050
            Nordstrom, Inc.......................    364       8,245
            Norfolk Southern Corp................  1,040      24,315
            Nortel Networks Corp.*............... 10,270      14,892
            Northern Trust Corp..................    598      26,348
            Northrop Grumman Corp................    299      37,375
            Novell, Inc.*........................    975       3,130
            Novellus Systems, Inc.*..............    390      13,260
            Nucor Corp...........................    208      13,528
            NVIDIA Corp.*........................    403       6,924
            Occidental Petroleum Corp............  1,001      30,020
            Office Depot, Inc.*..................    819      13,759
            Omnicom Group........................    494      22,625
            Oracle Corp.*........................ 14,690     139,114
            PACCAR, Inc..........................    312      13,850
            Pactiv Corp.*........................    429      10,209
            Pall Corp............................    325       6,744
            Palm, Inc.*..........................  1,547       2,723
            Parametric Technology Corp.*.........    702       2,512
            Parker Hannifin Corp.................    312      14,910
            Paychex, Inc.........................  1,001      31,321
            Penney (J.C.) Co.....................    715      15,744
            Peoples Energy Corp..................     91       3,318
            PeopleSoft, Inc.*....................    832      12,380
            PepsiCo, Inc.........................  4,732     228,082
            PerkinElmer, Inc.....................    338       3,735
            Pfizer, Inc.......................... 16,705     584,674
            PG&E Corp.*..........................  1,040      18,606
            Pharmacia Corp.......................  3,458     129,502

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Phelps Dodge Corp.......................   234  $     9,641
          Philip Morris Cos., Inc................. 5,720      249,850
          Phillips Petroleum Co................... 1,027       60,470
          Pinnacle West Capital Corp..............   221        8,730
          Pitney Bowes, Inc.......................   650       25,818
          Placer Dome, Inc........................   884        9,910
          Plum Creek Timber Co., Inc..............   494       15,166
          PMC-Sierra, Inc.*.......................   442        4,097
          PNC Financial Services Group............   754       39,419
          Power-One, Inc.*........................   208        1,294
          PPG Industries, Inc.....................   455       28,165
          PPL Corp................................   390       12,901
          Praxair, Inc............................   442       25,181
          Procter & Gamble Co..................... 3,471      309,961
          Progress Energy, Inc....................   598       31,102
          Progressive Corp........................   585       33,842
          Providian Financial Corp................   767        4,510
          Public Service Enterprise Group, Inc....   546       23,642
          Pulte Homes, Inc........................   169        9,714
          QLogic Corp.*...........................   247        9,411
          Qualcomm, Inc.*......................... 2,054       56,464
          Quintiles Transnational Corp.*..........   312        3,897
          Qwest Communications International, Inc. 4,485       12,558
          RadioShack Corp.........................   468       14,068
          Rational Software Corp.*................   520        4,269
          Raytheon Co............................. 1,066       43,440
          Reebok International, Ltd.*.............   156        4,602
          Regions Financial Corp..................   611       21,477
          Reliant Energy, Inc.....................   806       13,621
          Robert Half International, Inc.*........   468       10,904
          Rockwell Collins, Inc...................   494       13,545
          Rockwell International Corp.............   494        9,870
          Rohm & Haas Co..........................   585       23,687
          Rowan Cos., Inc.........................   247        5,298
          Royal Dutch Petroleum Co.--ADR.......... 5,681      313,989
          Ryder System, Inc.......................   169        4,578
          Sabre Holdings Corp.*...................   390       13,962
          SAFECO Corp.............................   338       10,441
          Safeway, Inc.*.......................... 1,287       37,568
          Sanmina-SCI Corp.*...................... 1,404        8,859
          Sara Lee Corp........................... 2,093       43,200
          SBC Communications, Inc................. 8,931      272,396
          Schering-Plough Corp.................... 3,926       96,580
          Schlumberger, Ltd....................... 1,547       71,936
          Schwab (Charles) Corp................... 3,666       41,059
          Scientific-Atlanta, Inc.................   416        6,843
          Sealed Air Corp.*.......................   221        8,900
          Sears, Roebuck & Co.....................   845       45,884
          Sempra Energy...........................   546       12,083
          Sherwin-Williams Co.....................   403       12,062
          Siebel Systems, Inc.*................... 1,261       17,931
          Sigma-Aldrich Corp......................   195        9,779
          Simon Property Group, Inc...............   468       17,241
          Skyworks Solutions, Inc.*...............   242        1,342
          SLM Corp................................   416       40,310
          Snap-on, Inc............................   156        4,632
          Solectron Corp.*........................ 2,197       13,512
          Southern Co............................. 1,885       51,649
          SouthTrust Corp.........................   923       24,109
          Southwest Airlines Co................... 2,067       33,402

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Sprint Corp. (FON Group)................. 2,379  $    25,241
          Sprint Corp. (PCS Group)*................ 2,652       11,854
          St. Jude Medical, Inc.*..................   234       17,281
          St. Paul Companies, Inc..................   559       21,756
          Stanley Works............................   234        9,596
          Staples, Inc.*........................... 1,248       24,586
          Starbucks Corp.*......................... 1,027       25,521
          Starwood Hotels & Resorts Worldwide, Inc.   533       17,530
          State Street Corp........................   871       38,934
          Stilwell Financial, Inc..................   598       10,884
          Stryker Corp.............................   533       28,521
          Sun Microsystems, Inc.*.................. 8,684       43,507
          Sunoco, Inc..............................   208        7,411
          SunTrust Banks, Inc......................   767       51,941
          SuperValu, Inc...........................   351        8,610
          Symbol Technologies, Inc.................   611        5,194
          Synovus Financial Corp...................   793       21,823
          Sysco Corp............................... 1,768       48,125
          T. Rowe Price Group, Inc.................   325       10,686
          Target Corp.............................. 2,431       92,621
          TECO Energy, Inc.........................   416       10,296
          Tektronix, Inc.*.........................   247        4,621
          Tellabs, Inc.*........................... 1,105        6,851
          Temple-Inland, Inc.......................   143        8,274
          Tenet Healthcare Corp.*..................   871       62,320
          Teradyne, Inc.*..........................   494       11,609
          Texas Instruments, Inc................... 4,641      109,991
          Textron, Inc.............................   377       17,681
          The Pepsi Bottling Group, Inc............   754       23,223
          Thermo Electron Corp.*...................   455        7,508
          Thomas & Betts Corp......................   156        2,902
          Tiffany & Co.............................   390       13,728
          TJX Cos., Inc............................ 1,443       28,297
          TMP Worldwide, Inc.*.....................   299        6,429
          Torchmark Corp...........................   325       12,415
          Toys R Us, Inc.*.........................   559        9,766
          Transocean Sedco Forex, Inc..............   858       26,727
          Tribune Co...............................   806       35,061
          TRW, Inc.................................   338       19,259
          Tupperware Corp..........................   156        3,243
          TXU Corp.................................   715       36,858
          Tyco International, Ltd.................. 5,343       72,184
          U.S. Bancorp............................. 5,109      119,295
          Unilever NV--ADR......................... 1,534       99,403
          Union Pacific Corp.......................   676       42,777
          Union Planters Corp......................   546       17,674
          Unisys Corp.*............................   858        7,722
          United States Steel Corp.................   273        5,430
          United Technologies Corp................. 1,261       85,622
          UnitedHealth Group, Inc..................   819       74,979
          Univision Communications, Inc.--Class A*.   611       19,185
          Unocal Corp..............................   650       24,011
          UnumProvident Corp.......................   650       16,543
          UST, Inc.................................   455       15,470
          Veritas Software Corp.*.................. 1,092       21,611
          Verizon Communications, Inc.............. 7,280      292,292
          VF Corp..................................   299       11,724
          Viacom, Inc.--Class B*................... 4,732      209,958
          Visteon Corp.............................   351        4,984
          Vitesse Semiconductor Corp.*.............   533        1,658

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                               Shares       Value
                                              ---------- -----------
            Vulcan Materials Co..............        273 $    11,957
            Wachovia Corp....................      3,666     139,968
            Wal-Mart Stores, Inc.............     11,895     654,343
            Walgreen Co......................      2,743     105,962
            Walt Disney Co...................      5,460     103,194
            Washington Mutual, Inc...........      2,600      96,486
            Waste Management, Inc............      1,651      43,008
            Waters Corp.*....................        351       9,372
            Watson Pharmaceuticals, Inc.*....        286       7,227
            Wellpoint Health Networks, Inc.*.        390      30,346
            Wells Fargo & Co.................      4,576     229,075
            Wendy's International, Inc.......        312      12,427
            Weyerhaeuser Co..................        585      37,352
            Whirlpool Corp...................        182      11,896
            Williams Cos., Inc...............      1,378       8,254
            Winn-Dixie Stores, Inc...........        377       5,877
            Worthington Industries, Inc......        234       4,235
            Wrigley (WM.) JR Co..............        598      33,099
            Wyeth............................      3,549     181,709
            Xcel Energy, Inc.................      1,053      17,659
            Xerox Corp.......................      1,924      13,410
            Xilinx, Inc.*....................        897      20,120
            XL Capital, Ltd.--Class A........        364      30,831
            Yahoo!, Inc.*....................      1,599      23,601
            YUM! Brands, Inc.*...............        793      23,195
            Zimmer Holdings, Inc.*...........        520      18,543
            Zions Bancorp....................        247      12,869
                                                         -----------
            TOTAL COMMON STOCKS..............             24,271,575
                                                         -----------
             Federal Home Loan Bank (8.5%)
                                              Principal
                                               Amount
                                              ----------
            Federal Home Loan Bank, 1.35%,
             07/01/02........................ $2,254,000   2,253,746
                                                         -----------
            TOTAL FEDERAL HOME LOAN BANK.....              2,253,746
                                                         -----------
            TOTAL INVESTMENTS
             (Cost $27,822,488)/(a)/--(99.5%)             26,525,321
            Other assets in excess of
             liabilities--(0.5%).............                140,726
                                                         -----------
            NET ASSETS--(100.0%).............            $26,666,047
                                                         ===========

           Futures Contracts Purchased
                                                            Unrealized
                                                  Contracts    Loss
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $495,000).............    10      $(15,302)
          S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $1,980,000)...........    8       $ (5,167)

------
*  Non-incomeproducing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,039,376
                    Unrealized depreciation....  (2,336,543)
                                                -----------
                    Net unrealized depreciation $(1,297,167)
                                                ===========

ADR--American Depositary Receipt.

The ProFund VP Bull's investment concentration based on net assets, by industry, as of June 30, 2002 was as follows:

                      Advertising................... 0.2%
                      Aerospace/Defense............. 1.6%
                      Agriculture................... 1.0%
                      Airlines...................... 0.2%
                      Apparel....................... 0.3%
                      Auto Manufacturers............ 0.7%
                      Auto Parts & Equipment........ 0.2%
                      Banks......................... 7.6%
                      Beverages..................... 2.9%
                      Biotechnology................. 0.7%
                      Building Materials............ 0.2%
                      Chemicals..................... 1.5%
                      Commercial Services........... 0.9%
                      Computers..................... 3.3%
                      Cosmetics/Personal Care....... 2.3%
                      Distribution/Wholesale........ 0.1%
                      Diversified Financial Services 5.5%

                     Electric......................... 2.6%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.5%
                     Engineering & Construction....... 0.0%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.2%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 4.1%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products............... 0.4%
                     Insurance........................ 4.4%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery & Equipment............ 0.5%
                     Manufacturing.................... 4.1%
                     Media............................ 3.0%
                     Metals........................... 0.0%
                     Mining........................... 0.7%
                     Miscellaneous Manufacturing...... 0.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 7.0%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.4%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.3%
                     Retail........................... 7.2%
                     Semiconductors................... 3.0%
                     Software......................... 4.7%
                     Telecommunications............... 5.6%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 0.6%
                     Trucking & Leasing............... 0.0%
                     Other............................ 9.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull
(Unaudited)


 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $27,822,488)........................ $26,525,321
 Cash............................................................     198,424
 Dividends and interest receivable...............................      30,009
 Prepaid expenses................................................         283
                                                                  -----------
   Total Assets..................................................  26,754,037
                                                                  -----------
Liabilities:
 Variation margin on futures contracts...........................       5,441
 Advisory fees payable...........................................      16,856
 Management services fees payable................................       3,371
 Administration fees payable.....................................       1,231
 Administrative services fees payable............................      13,501
 Distribution fees payable.......................................      16,876
 Other accrued expenses..........................................      30,714
                                                                  -----------
   Total Liabilities.............................................      87,990
                                                                  -----------
Net Assets....................................................... $26,666,047
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $31,735,794
 Accumulated net investment loss.................................     (50,333)
 Accumulated net realized losses on investments and futures
   contracts.....................................................  (3,701,778)
 Net unrealized appreciation/(depreciation) on investments and futures contracts.............................................  (1,317,636)
                                                                  -----------
Net Assets....................................................... $26,666,047
                                                                  ===========
 Shares of Beneficial Interest Outstanding.......................   1,153,560
                                                                  ===========
 Net Asset Value (offering and redemption price per share)....... $     23.12
                                                                  ===========

 Statement of Operations
                                        For the six months ended June 30, 2002
Investment Income:
 Dividends........................................................ $   168,616
 Interest.........................................................      13,065
                                                                   -----------
   Total Income...................................................     181,681
                                                                   -----------
Expenses:
 Advisory fees....................................................      91,959
 Management services fees.........................................      18,392
 Administration fees..............................................       6,958
 Administrative services fees.....................................      24,523
 Distribution fees................................................      30,653
 Custody fees.....................................................      14,411
 Fund accounting fees.............................................      12,570
 Transfer agent fees..............................................      13,721
 Other fees.......................................................      18,827
                                                                   -----------
   Total Expenses.................................................     232,014
                                                                   -----------
Net Investment Loss...............................................     (50,333)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments...............................  (2,516,819)
 Net realized losses on futures contracts.........................    (338,745)
 Net change in unrealized appreciation/(depreciation) on
   investments and futures contracts..............................  (1,769,926)
                                                                   -----------
   Net realized and unrealized losses on investments and futures contracts.....................................................  (4,625,490)
                                                                   -----------
Change in Net Assets Resulting from Operations.................... $(4,675,823)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull


 Statements of Changes in Net Assets
                                                                                                   For the period
                                                                                     For the      May 1, 2001/(a)/
                                                                                 six months ended      through
                                                                                  June 30, 2002   December 31, 2001
                                                                                 ---------------- -----------------
                                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment loss............................................................   $    (50,333)    $    (29,081)
 Net realized losses on investments.............................................     (2,516,819)        (735,205)
 Net realized losses on futures contracts.......................................       (338,745)        (111,009)
 Net change in unrealized appreciation/(depreciation) on investments and
   futures contracts............................................................     (1,769,926)         452,290
                                                                                   ------------     ------------
 Change in net assets resulting from operations.................................     (4,675,823)        (423,005)
                                                                                   ------------     ------------
Capital Transactions:
 Proceeds from shares issued....................................................     45,081,260       41,698,916
 Cost of shares redeemed........................................................    (34,325,158)     (20,690,143)
                                                                                   ------------     ------------
 Change in net assets resulting from capital transactions.......................     10,756,102       21,008,773
                                                                                   ------------     ------------
 Change in net assets...........................................................      6,080,279       20,585,768
Net Assets:
 Beginning of period............................................................     20,585,768               --
                                                                                   ------------     ------------
 End of period..................................................................   $ 26,666,047     $ 20,585,768
                                                                                   ============     ============
Share Transactions:
 Issued.........................................................................      1,779,039        1,498,955
 Redeemed.......................................................................     (1,389,484)        (734,950)
                                                                                   ------------     ------------
 Change in shares...............................................................        389,555          764,005
                                                                                   ============     ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        For the period
                                                                       For the         May 1, 2001/(a)/
                                                                   six months ended         through
                                                                    June 30, 2002      December 31, 2001
                                                                  ----------------     -----------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $     26.94           $     30.00
                                                                    -----------           -----------
Investment Activities:
 Net investment loss.............................................         (0.05)/(b)/           (0.11)/(b)/
 Net realized and unrealized losses on investments and futures
   contracts.....................................................         (3.77)                (2.95)
                                                                    -----------           -----------
 Total loss from investment activities...........................         (3.82)                (3.06)
                                                                    -----------           -----------
Net Asset Value, End of Period...................................   $     23.12           $     26.94
                                                                    ===========           ===========
Total Return.....................................................        (14.18)%/(c)/         (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $26,666,047           $20,585,768
Ratio of expenses to average net assets..........................          1.89%/(d)/            2.25%/(d)/
Ratio of net investment loss to average net assets...............         (0.41)%/(d)/          (0.60)%/(d)/
Portfolio turnover...............................................            92%                  325%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

         Common Stocks (84.0%)                        Shares    Value
                                                      Shares    Value
                                                      ------ -----------
        3TEC Energy Corp.*........................... 1,566  $    27,295
        Aaron Rents, Inc............................. 1,537       36,811
        ABIOMED, Inc.*...............................   986        8,360
        ABM Industries, Inc.......................... 2,726       47,323
        Acacia Research Corp.*....................... 1,450       10,295
        Accredo Health, Inc.*........................ 1,023       47,203
        Actel Corp.*................................. 1,015       21,335
        Active Power, Inc.*.......................... 1,392        5,025
        Activision, Inc.*............................   870       25,282
        Actuate Corp.*............................... 4,031       18,140
        Adaptec, Inc.*............................... 3,625       28,601
        Adolor Corp.*................................ 1,160       13,062
        Advanced Digital Information Corp.*.......... 2,001       16,868
        Advanced Energy Industries, Inc.*............   696       15,437
        Advanta Corp.--Class A....................... 1,566       17,007
        ADVO, Inc.*..................................   783       29,809
        Aeroflex, Inc.*.............................. 3,335       23,178
        Affiliated Managers Group, Inc.*.............   870       53,505
        Agile Software Corp.*........................ 1,450       10,542
        AGL Resources, Inc........................... 3,016       69,971
        Airborne, Inc................................ 2,030       38,976
        Airgas, Inc.*................................ 2,929       50,672
        AirGate PCS, Inc.*...........................   522          522
        AK Steel Holding Corp........................ 2,436       31,205
        Akamai Technologies, Inc.*................... 4,060        5,278
        Alamosa Holdings, Inc.*...................... 2,552        3,598
        Alaska Air Group, Inc.*...................... 1,160       30,276
        Albany Molecular Research, Inc.*.............   725       15,327
        Alexander & Baldwin, Inc..................... 2,291       58,489
        Alexion Pharmaceuticals, Inc.*............... 1,015       15,377
        Alfa Corp.................................... 5,162       60,396
        Allen Telecom, Inc.*......................... 1,624        6,983
        ALLETE, Inc..................................   899       24,363
        Alliant Techsystems, Inc.*................... 1,435       91,553
        Allied Capital Corp.......................... 1,334       30,215
        Alpharma, Inc................................   957       16,250
        American Greetings Corp.--Class A............ 2,407       40,101
        American Italian Pasta Co.*..................   986       50,276
        American Management Systems, Inc.*........... 1,131       21,613
        American Medical Systems Holdings, Inc.*..... 1,305       26,178
        American Superconductor Corp.*............... 1,131        6,175
        AmeriPath, Inc.*.............................   754       18,096
        AmSurg Corp.*................................   899       23,608
        Amylin Pharmaceuticals, Inc.*................ 2,436       26,650
        ANADIGICS, Inc.*............................. 1,450       11,948
        Andrew Corp.*................................ 2,697       38,649
        Anixter International, Inc.*.................   812       19,082
        AnnTaylor Stores Corp.*...................... 1,566       39,761
        ANSYS, Inc.*................................. 1,392       27,979
        Aphton Corp.*................................ 1,131        8,483
        Apogee Enterprises, Inc...................... 1,885       27,069
        Applebee's International, Inc................ 2,523       57,903
        Apria Healthcare Group, Inc.*................ 1,450       32,480
        AptarGroup, Inc.............................. 1,450       44,588
        Arbitron, Inc.*.............................. 1,015       31,668
        Arch Chemicals, Inc.......................... 1,421       35,099
        ArQule, Inc.*................................ 1,218        8,222
        Art Technology Group, Inc.*.................. 3,741        3,778
        Artesyn Technologies, Inc.*.................. 1,740       11,277

         Common Stocks, continued                     Shares    Value
                                                      Shares    Value
                                                      ------ -----------
        Arthur J. Gallagher & Co.....................    899 $    31,150
        ArvinMeritor, Inc............................  2,581      61,943
        Ascential Software Corp.*.................... 10,063      28,076
        Aspen Technology, Inc.*......................  1,305      10,884
        AstroPower, Inc.*............................  1,015      19,935
        Asyst Technologies, Inc.*....................  2,175      44,261
        AT&T Latin America Corp.*....................  5,626       3,038
        Atlantic Coast Airlines Holdings, Inc.*......  1,160      25,172
        ATMI, Inc.*..................................  1,102      24,652
        Atrix Laboratories, Inc.*....................    986      21,939
        ATS Medical, Inc.*...........................  1,885       1,037
        Atwood Oceanics, Inc.*.......................    783      29,363
        Auspex Systems, Inc.*........................  3,538         888
        AVANIR Pharmaceuticals--Class A*.............  4,031       5,240
        AVANT Immunotherapeutics, Inc.*..............  4,669       5,229
        Avici Systems, Inc.*.........................  3,596       3,632
        Avigen, Inc.*................................  1,305      12,280
        Avista Corp..................................  1,943      26,813
        Avocent Corp.*...............................  1,682      26,777
        AXT, Inc.*...................................  1,044       8,331
        Ball Corp....................................  1,740      72,176
        Bally Total Fitness Holding Corp.*...........  1,160      21,704
        BancorpSouth, Inc............................  3,973      80,255
        BARRA, Inc.*.................................    609      22,643
        Bay View Capital Corp.*......................  3,219      20,634
        BE Aerospace, Inc.*..........................  1,218      16,053
        Beasley Broadcast Group, Inc.--Class A*......  1,711      25,236
        Bel Fuse, Inc.--Class B......................    870      23,534
        Benchmark Electronics, Inc.*.................  1,044      30,276
        Berry Petroleum Co.--Class A.................  2,117      35,671
        Beverly Enterprises, Inc.*...................  3,944      30,014
        Bio-Technology General Corp.*................  2,552      15,338
        Biosite Diagnostics, Inc.*...................    667      18,776
        Black BOX Corp.*.............................    725      29,529
        Black Hills Corp.............................    870      30,111
        BlackRock, Inc.*.............................    725      32,118
        Blyth, Inc...................................  1,189      37,121
        BMC Industries, Inc..........................  5,278       5,067
        Bob Evans Farms, Inc.........................  2,291      72,121
        Borders Group, Inc.*.........................  1,218      22,411
        BorgWarner, Inc..............................    812      46,901
        Borland Software Corp.*......................  2,262      23,299
        Boyds Collection, Ltd.*......................  2,726      17,147
        Brady Corp.--Class A.........................    928      32,480
        Brandywine Realty Trust......................  1,769      45,817
        Brooks-PRI Automation, Inc.*.................    725      18,531
        Bruker Daltronics, Inc.*.....................  2,291       9,049
        BSB Bancorp, Inc.............................  3,625      96,715
        C&D Technologies, Inc........................    841      15,155
        C-COR.net Corp.*.............................  2,059      14,413
        Cable Design Technologies Corp.*.............  1,740      17,835
        California Water Service Group...............  1,885      47,502
        Caliper Technologies Corp.*..................  1,392      11,623
        Callaway Golf Co.............................  1,682      26,643
        Cambrex Corp.................................  1,044      41,864
        Camden Property Trust........................  2,204      81,614
        Capital Automotive Real Estate Investment
         Trust.......................................  4,669     111,402
        Career Education Corp.*......................  1,334      60,030
        Carlisle Companies, Inc......................  1,044      46,959

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued                Shares    Value
                                                   Shares    Value
                                                   ------ -----------
          Carpenter Technology Corp...............  1,102 $    31,749
          Cascade Natural Gas Corp................  2,465      51,519
          Catellus Development Corp.*.............  1,682      34,346
          CBRL Group, Inc.........................  2,204      67,266
          CEC Entertainment, Inc.*................  1,189      49,106
          Cell Genesys, Inc.*.....................  1,334      17,994
          Cell Therapeutics, Inc.*................  1,595       8,707
          Centillium Communications, Inc.*........  1,189      10,368
          Central Coast Bancorp*..................  1,247      28,282
          Cerus Corp.*............................    377      12,773
          Champion Enterprises, Inc.*.............  2,262      12,712
          Charles River Laboratories
           International, Inc.*...................  1,218      42,690
          Charlotte Russe Holding, Inc.*..........  1,131      25,255
          Charming Shoppes, Inc.*.................  4,205      36,331
          Checkpoint Systems, Inc.*...............  1,450      16,965
          Chelsea Property Group, Inc.............  4,408     147,447
          Chemed Corp.............................  1,044      39,348
          Chemical Financial Corp.................  1,798      67,443
          Chesapeake Energy Corp.*................  4,611      33,199
          Chico's FAS, Inc.*......................  1,392      50,557
          Choice Hotels International, Inc.*......  2,668      53,387
          Christopher & Banks Corp.*..............  1,334      56,428
          Church & Dwight, Inc....................  2,030      63,600
          Cima Labs, Inc.*........................    493      11,891
          Circuit City Stores, Inc.--CarMax Group*  1,479      32,020
          Citizens Banking Corp...................  2,552      73,957
          City Holding Co.*.......................  1,943      45,486
          Claire's Stores, Inc....................  1,363      31,213
          Clarcor, Inc............................  1,682      53,235
          Clayton Homes, Inc......................  1,885      29,783
          CNF, Inc................................  1,334      50,665
          CoBiz, Inc..............................  1,653      28,448
          Cognex Corp.*...........................  1,160      23,258
          Cognizant Technology Solutions Corp.*...    493      26,499
          Coherent, Inc.*.........................    986      29,125
          Cohu, Inc...............................    986      17,038
          Coinstar, Inc.*.........................  1,276      31,198
          Collins & Aikman Corp.*.................  1,740      15,838
          Commerce Bancorp, Inc...................    812      35,890
          Commerce One, Inc.*..................... 13,688       5,201
          Commercial Federal Corp.................  2,233      64,757
          Commercial Metals Co....................  1,450      68,063
          Commscope, Inc.*........................  1,943      24,288
          CompX International, Inc.--Class B......  2,117      28,050
          Conectiv, Inc...........................  1,102      28,443
          CONMED Corp.*...........................  2,001      44,682
          Connetics Corp.*........................  3,567      46,082
          Consolidated Freightways Corp.*.........  3,799      12,423
          Copart, Inc.*...........................  2,436      39,536
          Corixa Corp.*...........................  1,827      12,515
          Corn Products International, Inc........  1,740      54,149
          Cornerstone Realty Income Trust, Inc....  7,627      86,185
          Corporate Executive Board Co.*..........    870      29,798
          Corvas International, Inc.*.............  1,856       3,990
          Cost Plus, Inc.*........................    812      24,733
          CoStar Group, Inc.*.....................    841      17,266
          Covance, Inc.*..........................  2,291      42,956
          Coventry Health Care, Inc.*.............  2,175      61,813
          CPI Corp................................    986      19,217

            Common Stocks, continued              Shares    Value
                                                  Shares    Value
                                                  ------ -----------
           Crawford & Co.--Class B............... 2,842  $    23,020
           Credence Systems Corp.*............... 1,856       32,981
           Crompton Corp......................... 3,944       50,286
           Crown Cork & Seal Co., Inc.*.......... 6,873       47,080
           CT Communications, Inc................ 1,566       25,369
           CTS Corp.............................. 1,218       14,665
           Cubist Pharmaceuticals, Inc.*......... 1,015        9,551
           Cullen/Frost Bankers, Inc.............   986       35,447
           Cumulus Media, Inc.*.................. 2,523       34,767
           CV Therapeutics, Inc.*................   609       11,340
           Cyberonics, Inc.*..................... 1,537       20,164
           Cygnus, Inc.*......................... 2,233        4,511
           Cymer, Inc.*.......................... 1,189       41,662
           Cytec Industries, Inc.*............... 1,508       47,412
           Cytogen Corp.*........................ 4,669        4,996
           D&E Communication.....................   944        9,921
           D.R. Horton, Inc...................... 1,740       45,292
           Datascope Corp........................   957       26,451
           DDi Corp.*............................ 2,204        2,202
           Dean Foods Co.*....................... 2,552       95,189
           Del Monte Foods Co.*.................. 2,929       34,562
           Delphi Financial Group, Inc.--Class A.   928       40,229
           Delta & Pine Land Co.................. 1,711       34,391
           Developers Diversified Realty Corp.... 4,959      111,578
           Diagnostic Products Corp.............. 1,276       47,212
           Dial Corp............................. 2,958       59,219
           Digex, Inc.*.......................... 1,914          421
           Digital Lightwave, Inc.*..............   812        1,900
           Dillard's, Inc.--Class A.............. 3,770       99,113
           Dionex Corp.*......................... 1,073       28,746
           DMC Stratex Networks, Inc.*........... 2,987        6,004
           Documentum, Inc.*..................... 2,407       28,884
           Dole Food Co., Inc.................... 1,827       52,709
           Dollar Thrifty Automotive Group, Inc.* 1,334       34,551
           Donaldson Co., Inc.................... 1,769       61,986
           Dover Motorsports, Inc................ 1,856       10,579
           Duane Reade, Inc.*....................   754       25,674
           Dyax Corp.*........................... 1,247        5,038
           Dycom Industries, Inc.*............... 1,044       12,204
           E.piphany, Inc.*...................... 3,451       15,150
           Eastgroup Properties, Inc............. 2,929       74,982
           Echelon Corp.*........................   899       11,579
           Eclipsys Corp.*....................... 1,769       11,603
           Edison Schools, Inc.--Class A*........ 1,015          964
           Education Management Corp.*...........   725       29,529
           Edwards Lifesciences Corp.*........... 2,001       46,423
           eFunds Corp.*......................... 1,856       17,612
           EGL, Inc.*............................ 1,566       26,559
           El Paso Electric Co.*................. 3,422       47,395
           Electro Scientific Industries, Inc.*..   928       22,550
           Electroglas, Inc.*.................... 1,334       13,340
           Electronics for Imaging, Inc.*........ 1,566       24,915
           EMCORE Corp.*.........................   957        5,742
           Emisphere Technologies, Inc.*......... 1,073        4,410
           Empire District Electric Co........... 1,943       39,832
           Encompass Services Corp.*............. 3,219        1,835
           Encore Wire Corp.*.................... 1,827       25,998
           Energen Corp.......................... 1,566       43,065
           Entegris, Inc.*....................... 2,175       31,755
           Enzo Biochem, Inc.*...................   841       12,052

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued               Shares    Value
                                                   Shares    Value
                                                   ------ -----------
           Essex Property Trust, Inc.............. 1,624  $    88,833
           Esterline Technologies Corp.*.......... 1,102       25,015
           Ethan Allen Interiors, Inc.............   899       31,330
           Exar Corp.*............................ 1,914       37,744
           EXE Technologies, Inc.*................ 3,944        4,417
           Exelixis, Inc.*........................ 1,479       11,137
           Extended Stay America, Inc.*........... 1,856       30,104
           Factory 2-U Stores, Inc.*..............   812       11,246
           FactSet Research Systems, Inc..........   928       27,627
           Fair, Isaac & Co., Inc................. 1,218       40,035
           FalconStor Software, Inc.*............. 2,088        8,832
           Federal Signal Corp.................... 2,291       54,984
           FEI Co.*...............................   609       14,927
           Ferro Corp............................. 1,856       55,957
           Filenet Corp.*......................... 1,537       22,287
           Finish Line, Inc.--Class A*............ 1,972       35,338
           First American Financial Corp.......... 2,030       46,690
           First Commonwealth Financial Corp...... 4,234       57,117
           First Merchants Corp................... 2,059       61,768
           First Sentinel Bancorp, Inc............ 4,292       59,058
           Fisher Scientific International, Inc.*. 1,653       46,283
           Fleetwood Enterprises, Inc............. 2,175       18,923
           Fleming Companies, Inc................. 1,885       34,213
           Florida Rock Industries, Inc........... 1,682       60,232
           Flow International Corp.*.............. 1,856       12,508
           Flowserve Corp.*....................... 1,769       52,716
           Footstar, Inc.*........................   754       18,450
           Forest City Enterprises--Class A....... 1,421       49,380
           Forest Oil Corp.*...................... 1,015       28,856
           Friedman, Billings, Ramsey Group, Inc.* 4,988       63,498
           Frontier Oil Corp...................... 1,972       34,707
           FSI International, Inc.*............... 2,059       15,381
           FuelCell Energy, Inc.*................. 1,363       14,025
           Fulton Financial Corp.................. 2,494       47,211
           Furniture Brands International, Inc.*.. 1,885       57,021
           G & K Services, Inc.................... 1,131       38,725
           Gartner Group, Inc.*................... 3,480       35,148
           Gaylord Entertainment Co.*............. 1,537       33,891
           Gene Logic, Inc.*...................... 1,276       17,864
           General Cable Corp..................... 1,479        9,318
           Genesco, Inc.*.........................   812       19,772
           Gentiva Health Services, Inc........... 1,247       11,211
           Genuity, Inc.--Class A*................   522        4,353
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 4,002       18,129
           Georgia Gulf Corp...................... 1,566       41,405
           Gerber Scientific, Inc.*............... 2,436        8,550
           German American Bancorp................ 1,421       26,289
           Getty Images, Inc.*.................... 1,305       28,410
           Global Payments, Inc...................   986       29,334
           GlobespanVirata, Inc.*................. 2,668       10,325
           GrafTech International, Ltd.*.......... 2,291       28,179
           Gray Communications Systems, Inc....... 1,943       35,168
           Greater Bay Bancorp.................... 1,769       54,414
           Greif Brothers Corp.--Class A.......... 1,189       39,666
           Grey Wolf, Inc.*....................... 6,525       26,687
           GTECH Holdings Corp.*.................. 3,770       96,286
           Guilford Pharmaceuticals, Inc.*........ 1,189        8,965
           Guitar Center, Inc.*................... 1,450       26,898
           Gulf Island Fabrication, Inc.*......... 1,682       30,848

           Common Stocks, continued                 Shares    Value
                                                    Shares    Value
                                                    ------ -----------
          Gymboree Corp.*..........................  2,958 $    47,387
          Haemonetics Corp.*.......................  1,334      38,953
          Hain Celestial Group, Inc.*..............  1,218      22,533
          Harland (John H.) Co.....................  2,349      66,242
          Harleysville National Corp...............  2,784      75,196
          Harman International Industries, Inc.....  1,305      64,271
          Harmonic, Inc.*..........................  2,929      10,717
          Harsco Corp..............................  1,885      70,687
          Headwaters, Inc.*........................  2,001      31,516
          Health Care Property Investors, Inc......  1,711      73,402
          Health Care REIT, Inc....................  3,886     116,385
          HEICO Corp...............................  1,235      17,315
          HEICO Corp.--Class A.....................     12         134
          Heidrick & Struggles International, Inc.*  1,247      24,903
          Helix Technology Corp....................  1,044      21,506
          Herbalife International, Inc.--Class A...  5,075      96,932
          Hickory Tech Corp........................  1,624      24,360
          HNC Software, Inc.*......................  1,827      30,511
          Home Properties of New York, Inc.........  2,204      83,620
          HON Industries, Inc......................  1,363      37,101
          Hooper Holmes, Inc.......................  2,639      21,112
          Horace Mann Educators Corp...............  2,378      44,397
          Hospitality Properties Trust.............  2,320      84,680
          Hot Topic, Inc.*.........................  1,218      32,533
          Hudson River Bancorp, Inc................  3,161      85,315
          Hudson United Bancorp....................  2,697      77,026
          Hutchinson Technology, Inc.*.............  1,537      24,039
          Hyperion Solutions Corp.*................  1,595      29,088
          I-many, Inc.*............................  1,827       5,022
          IDACORP, Inc.............................    580      16,066
          IDEX Corp................................  1,479      49,547
          IDEXX Laboratories, Inc.*................  1,537      39,639
          IKON Office Solutions, Inc...............  7,453      70,058
          ILEX Oncology, Inc.*.....................  1,189      16,753
          Imation Corp.*...........................  1,682      50,056
          IMC Global, Inc..........................  2,117      26,463
          ImmunoGen, Inc.*.........................  1,566       4,213
          Immunomedics, Inc.*......................  1,392       7,252
          IMPATH, Inc.*............................    551       9,890
          Incyte Genomics, Inc.*...................  2,523      18,342
          Independence Community Bank Corp.........  3,741     107,479
          IndyMac Bancorp, Inc.*...................  2,494      56,565
          InFocus Corp.*...........................  1,682      19,814
          InfoSpace, Inc.*......................... 12,238       5,507
          Ingles Markets, Inc.--Class A............  3,712      47,068
          Inktomi Corp.*...........................  5,017       4,415
          InnKeepers USA Trust.....................  6,322      60,565
          Input/Output, Inc.*......................  2,059      18,531
          Insight Enterprises, Inc.*...............  1,450      36,526
          Insituform Technologies, Inc.--Class A*..    899      19,041
          Insmed, Inc.*............................  3,132       4,385
          Integral Systems, Inc.*..................  1,189      25,944
          Interactive Data Corp.*..................  3,306      48,135
          Interdigital Communications Corp.*.......  2,581      23,358
          Intergraph Corp.*........................  3,161      55,128
          Intermagnetics General Corp.*............    725      14,645
          InterMune, Inc.*.........................  1,218      25,700
          InterNAP Network Services Corp.*.........  9,715       2,234
          International Bancshares Corp............  1,885      79,622
          Internet Capital Group, Inc.*............ 12,818       3,461

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued              Shares    Value
                                                  Shares    Value
                                                  ------ -----------
           Invacare Corp......................... 1,102  $    40,774
           Inverness Medical Innovation, Inc.*...   870       17,574
           Iomega Corp.*......................... 2,639       33,911
           Ionics, Inc.*......................... 1,073       26,021
           ISIS Pharmaceuticals, Inc.*........... 2,262       21,512
           ITT Educational Services, Inc.*.......   986       21,495
           Ivex Packaging Corp.*................. 1,798       40,940
           Ixia*................................. 1,624        9,452
           J.D. Edwards & Co.*................... 2,987       36,292
           Jack in the Box, Inc.*................ 1,711       54,410
           JAKKS Pacific, Inc.*.................. 1,276       22,598
           Jefferies Group, Inc.................. 1,334       56,161
           JLG Industries, Inc................... 2,059       28,888
           John Nuveen Co.--Class A.............. 2,262       58,133
           John Wiley & Sons, Inc.--Class A...... 1,682       40,334
           Journal Register Co.*................. 2,146       43,135
           K-V Pharmaceutical Co.--Class B*...... 1,276       33,495
           K2, Inc.*............................. 2,204       22,591
           Kansas City Southern Industries, Inc.* 1,943       33,031
           Kaydon Corp........................... 1,624       38,343
           KB Home............................... 1,682       86,640
           Keane, Inc.*.......................... 1,450       17,980
           Kellwood Co........................... 1,392       45,240
           Kennametal, Inc....................... 1,450       53,070
           Key Energy Group*..................... 4,176       43,848
           Kilroy Realty Corp.................... 1,972       52,751
           Kimball International, Inc.--Class B.. 2,233       36,599
           Kirby Corp.*.......................... 1,566       38,289
           Kopin Corp.*.......................... 3,219       21,245
           Korn/Ferry International*............. 1,711       15,570
           Kronos, Inc.*......................... 1,073       32,715
           Kulicke & Soffa Industries, Inc.*..... 2,117       26,230
           La Quinta Corp.*...................... 7,801       56,557
           La-Z-Boy, Inc......................... 2,175       54,854
           Laclede Group, Inc.................... 3,103       72,859
           Lakeland Bancorp, Inc................. 1,595       34,707
           Lancaster Colony Corp................. 1,247       44,468
           Landauer, Inc.........................   841       32,656
           Landstar System, Inc.*................   522       55,776
           Leap Wireless International, Inc.*.... 1,363        1,472
           Lee Enterprises, Inc.................. 2,233       78,155
           Legato Systems, Inc.*................. 3,451       12,424
           Leucadia National Corp................   841       26,626
           Liberate Technologies, Inc.*.......... 4,060       10,714
           LifePoint Hospitals, Inc.*............ 1,102       40,014
           Ligand Pharmaceuticals, Inc.--Class B* 2,320       33,640
           Lightbridge, Inc.*.................... 1,450       11,905
           Lincoln Electric Holdings, Inc........ 1,798       48,366
           Linens 'n Things, Inc.*............... 1,421       46,623
           Littelfuse, Inc.*..................... 1,015       23,477
           LNR Property Corp..................... 1,421       49,025
           Lone Star Technologies, Inc.*.........   928       21,251
           Longs Drug Stores Corp................ 1,160       32,816
           Longview Fibre Co..................... 2,842       26,772
           Louisiana-Pacific Corp................ 4,321       45,759
           LTX Corp.*............................ 1,943       27,746
           Lubrizol Corp.........................   899       30,117
           MacroChem Corp.*...................... 3,161        5,532
           Macromedia, Inc.*..................... 2,523       22,379
           Madison Gas & Electric Co............. 2,726       75,918

           Common Stocks, continued                 Shares    Value
                                                    Shares    Value
                                                    ------ -----------
          Magna Entertainment Corp.*...............  3,277 $    22,906
          Manhattan Associates, Inc.*..............    609      19,585
          Manitowoc Co.............................  1,160      41,168
          Martek Biosciences Corp.*................    928      19,414
          MatrixOne, Inc.*.........................  1,392       8,366
          Mattson Technology, Inc.*................  1,653       7,637
          Maverick Tube Corp.*.....................  1,537      23,055
          Maxwell Technologies, Inc.*..............  1,102       9,609
          MB Financial, Inc........................  1,015      33,962
          McMoRan Exploration Co.*.................  1,769       7,607
          MDU Resources Group, Inc.................    754      19,823
          Media General, Inc.--Class A.............    754      45,240
          Mediacom Communications Corp.*...........  1,247       9,714
          Mentor Graphics Corp.*...................  1,798      25,568
          Mercury Computer Systems, Inc.*..........    841      18,224
          Meredith Corp............................    957      36,701
          MeriStar Hospitality Corp................  2,552      38,918
          Metro One Telecommunications, Inc.*......    522       7,287
          Metromedia International Group, Inc.*....  8,091         566
          Mettler Toledo International, Inc.*......    667      24,592
          Michaels Stores, Inc.*...................  2,146      83,694
          Microsemi Corp.*.........................  1,044       6,890
          Mid Atlantic Medical Services, Inc.*.....  1,450      45,458
          Mid-State Bancshares.....................  2,726      52,612
          Midas, Inc.*.............................  1,595      19,778
          Midway Games, Inc.*......................  2,059      17,502
          Milacron, Inc............................  1,972      20,016
          Millennium Chemicals, Inc................  2,697      37,893
          Minerals Technologies, Inc...............    928      45,769
          MIPS Technologies, Inc.--Class A*........  2,755      16,998
          MKS Instruments, Inc.*...................  1,044      20,953
          Modine Manufacturing Co..................  1,450      35,641
          Morgan Group Holding Co.*................    348           0
          MPS Group, Inc.*.........................  4,147      35,250
          MRV Communications, Inc.*................  3,741       5,724
          MSC Industrial Direct Co., Inc.--Class A*  1,479      28,841
          MSC Software Corp.*......................  1,305      11,680
          MTS Systems Corp.........................  1,972      24,749
          Mueller Industries, Inc.*................  1,450      46,038
          Multex.com, Inc.*........................  1,305       5,324
          NaPro BioTherapeutics, Inc.*.............  2,610      17,122
          Nautilus Goup, Inc.*.....................  1,044      31,946
          Navigant International, Inc.*............  1,827      28,264
          NBTY, Inc.*..............................  2,958      45,790
          NCO Group, Inc.*.........................    754      16,422
          NDCHealth Corp...........................  1,160      32,364
          Neiman Marcus Group, Inc.--Class A*......    957      33,208
          Neose Technologies, Inc.*................    580       6,322
          Netegrity, Inc.*.........................  1,073       6,610
          NetIQ Corp.*.............................  1,334      30,188
          Neurocrine Biosciences, Inc.*............    928      26,587
          New Focus, Inc.*.........................  3,567      10,594
          Newpark Resources, Inc.*.................  4,524      33,251
          Newport Corp.............................  1,711      26,794
          Nordson Corp.............................  1,392      34,327
          North Pittsburgh Systems, Inc............  2,320      37,329
          Northwestern Corp........................  2,552      43,256
          Novell, Inc.*............................ 10,005      32,116
          Noven Pharmaceuticals, Inc.*.............    812      20,706
          NPS Pharmaceuticals, Inc.*...............    957      14,661

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued            Shares    Value
                                                 Shares    Value
                                                 ------ -----------
            NTELOS, Inc.*....................... 1,044  $     1,472
            Nuance Communications, Inc.*........ 1,479        6,182
            NUI Corp............................ 1,740       47,850
            Numerical Technologies, Inc.*....... 1,160        4,634
            NVR, Inc.*..........................   290       93,670
            NYFIX, Inc.*........................ 1,102        9,367
            O'Reilly Automotive, Inc.*.......... 1,450       39,962
            Oak Technology, Inc.*............... 2,726       12,349
            OceanFirst Financial Corp........... 3,277       79,107
            OfficeMax, Inc.*.................... 6,554       38,603
            Ohio Casualty Corp.*................ 3,567       74,551
            Olin Corp........................... 1,798       39,826
            OM Group, Inc.......................   551       34,162
            Omega Financial Corp................ 1,740       63,527
            On Assignment, Inc.*................ 1,189       21,164
            ONEOK, Inc.......................... 2,610       57,290
            Onyx Pharmaceuticals, Inc.*......... 2,117       12,215
            Oplink Communications, Inc.*........ 6,873        5,017
            OraSure Technologies, Inc.*......... 1,885       12,253
            Oshkosh Truck Corp..................   783       46,283
            Otter Tail Power Co................. 2,001       63,072
            Overture Services, Inc.*............ 1,421       35,498
            Owens-Illinois, Inc.*............... 3,799       52,198
            Pacific Sunwear of California, Inc.* 1,247       27,646
            Papa John's International, Inc.*.... 1,102       36,796
            PAREXEL International Corp.*........ 1,276       17,749
            Park Electrochemical Corp...........   957       25,361
            Parker Drilling Co.*................ 5,104       16,690
            Patterson-UTI Energy, Inc.*......... 1,740       49,120
            Paxar Corp.*........................ 2,552       42,745
            Paxson Communications Corp.*........ 1,827       10,049
            PDI, Inc.*..........................   261        4,043
            Pegasus Communications Corp.*....... 2,088        1,524
            Pennzoil-Quaker State Co............ 4,669      100,523
            Performance Food Group Co.*......... 1,160       39,278
            Perot Systems Corp.--Class A*....... 2,262       24,633
            Perrigo Co.*........................ 3,480       45,240
            Petsmart, Inc.*..................... 5,945       95,358
            Pharmacyclics, Inc.*................   754        3,348
            Pharmos Corp.*...................... 6,670        6,136
            Phoenix Technologies, Ltd.*......... 1,653       16,530
            Photon Dynamics, Inc.*..............   986       29,580
            Photronics, Inc.*................... 1,073       20,323
            Pier 1 Imports, Inc................. 3,538       74,298
            Pinnacle Systems, Inc.*............. 4,147       45,570
            Pioneer Natural Resources Co.*...... 1,537       40,039
            Pioneer Standard Electronics, Inc... 1,972       20,489
            Pittston Brink's Group.............. 2,291       54,984
            Pixelworks, Inc.*...................   812        6,813
            Plantronics, Inc.*.................. 1,682       31,975
            Playboy Enterprises, Inc.--Class B*. 1,972       25,143
            Plexus Corp.*....................... 1,682       30,444
            PMA Capital Corp.--Class A.......... 2,233       47,228
            PNM Resources, Inc.................. 1,972       47,722
            Pogo Producing Co................... 1,189       38,785
            Polaris Industries, Inc............. 1,102       71,629
            PolyOne Corp........................ 3,770       42,413
            Port Financial Corp................. 1,160       46,504
            Portal Software, Inc.*.............. 5,771        4,328
            Potlatch Corp....................... 1,653       56,235

           Common Stocks, continued                Shares    Value
                                                   Shares    Value
                                                   ------ -----------
          Powerwave Technologies, Inc.*........... 2,755  $    25,236
          PRAECIS Pharmaceuticals, Inc.*.......... 3,393       11,808
          Pre-Paid Legal Services, Inc.*..........   957       19,044
          Precision Castparts Corp................   754       24,882
          Prentiss Properties Trust............... 2,581       81,947
          PRG-Schultz International, Inc.*........ 2,233       27,488
          Price Communications Corp.*............. 2,320       37,120
          priceline.com, Inc.*.................... 2,958        8,253
          Prime Hospitality Corp.*................ 2,581       33,527
          Progress Software Corp.*................ 1,769       26,109
          Province Healthcare Co.*................ 1,450       32,422
          PS Business Parks, Inc.................. 2,146       75,003
          PSS World Medical, Inc.*................ 3,654       29,597
          Pulitzer, Inc...........................   725       37,628
          Pure Resources, Inc.*................... 1,769       36,795
          R.H. Donnelley Corp.*................... 1,682       47,045
          RadiSys Corp.*..........................   986       11,467
          Rambus, Inc.*........................... 3,277       13,403
          Raymond James Financial Corp............ 1,624       46,235
          Rayonier, Inc........................... 1,218       59,841
          Rayovac Corp.*.......................... 1,421       26,331
          Read-Rite Corp.*........................ 6,554        3,146
          Reckson Associates Realty Corp.......... 2,871       71,488
          Reebok International, Ltd.*.............   899       26,521
          Regeneron Pharmaceuticals, Inc.*........   841       12,203
          Regis Corp.............................. 1,972       53,281
          RehabCare Group, Inc.*..................   435       10,453
          REMEC, Inc.*............................ 1,827       10,249
          Renal Care Group, Inc.*................. 1,682       52,394
          Rent-A-Center, Inc.*....................   609       35,328
          Republic Bancorp, Inc................... 3,741       55,891
          Republic Bancorp, Inc.--Class A......... 1,711       20,173
          Republic Bancshares, Inc.*.............. 1,305       26,322
          Research Frontiers, Inc.*...............   841       12,498
          Resource America, Inc.--Class A......... 1,566       16,506
          Respironics, Inc.*...................... 1,334       45,423
          Rogers Corp.*...........................   812       22,176
          Rollins, Inc............................ 1,566       31,852
          Roper Industries, Inc................... 1,305       48,677
          Roslyn Bancorp, Inc..................... 1,305       28,488
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................ 1,334       28,561
          Ruby Tuesday, Inc....................... 2,900       56,260
          Ruddick Corp............................ 2,233       37,872
          Rudolph Technologies, Inc.*.............   551       13,736
          Rural Cellular Corp.--Class A*..........   493          513
          Russell Corp............................ 1,769       34,053
          Ryder System, Inc....................... 2,059       55,778
          S1 Corp.*............................... 2,233       16,502
          Safeguard Scientifics, Inc.*............ 6,351       12,702
          Salem Communications Corp.--Class A*.... 1,566       38,946
          SangStat Medical Corp.*................. 1,276       29,322
          Sapient Corp.*.......................... 3,393        3,597
          SBA Communications Corp.*............... 1,711        2,413
          SBS Technologies, Inc.*................. 1,305       15,985
          ScanSource, Inc.*.......................   435       26,713
          Scholastic Corp.*....................... 1,131       42,865
          Schulman (A.), Inc...................... 2,755       59,091
          SciClone Pharmaceuticals, Inc.*......... 5,539       11,078
          Scios, Inc.*............................ 1,450       44,385

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued               Shares    Value
                                                   Shares    Value
                                                   ------ -----------
           Seacoast Banking Corp. of Florida......    638 $    36,832
           Seacoast Financial Services Corp.......  4,437     111,235
           SEACOR SMIT, Inc.*.....................    783      37,075
           Secure Computing Corp.*................  1,769      13,356
           SeeBeyond Technology Corp.*............  1,392       4,315
           SEMCO Energy, Inc......................  3,219      29,132
           Sensient Technologies Corp.............  2,233      50,823
           SICOR, Inc.*...........................  1,363      25,270
           Sierra Pacific Resources...............  3,944      30,763
           Silicon Graphics, Inc.*................ 20,619      60,621
           Silicon Storage Technology, Inc.*......  3,886      30,311
           Silicon Valley Bancshares*.............  1,595      42,044
           Sinclair Broadcast Group--Class A*.....  2,291      33,080
           Sirius Satellite Radio, Inc.*..........  2,929      11,039
           Skechers U.S.A., Inc.*.................    870      18,801
           Sky Financial Group, Inc...............  2,523      53,361
           SkyWest, Inc...........................  1,073      25,097
           Skyworks Solutions, Inc.*..............  1,566       8,691
           SL Green Realty Corp...................  2,204      78,573
           Snap-on, Inc...........................  1,189      35,301
           Solutia, Inc...........................  2,117      14,861
           Sonic Corp.*...........................  2,117      66,495
           SONICblue, Inc.*.......................  6,467       6,661
           SonicWALL, Inc.*.......................  1,421       7,133
           Sotheby's Holdings, Inc.--Class A*.....  1,479      21,076
           Sourcecorp*............................    783      20,750
           Southern Peru Copper Corp..............  2,610      39,124
           Southern Union Co.*....................  1,918      32,612
           Southwest Bancorp of Texas, Inc.*......  1,276      46,217
           Southwest Gas Corp.....................  2,175      53,831
           SpectraSite Holdings, Inc.*............  3,567         642
           Spectrian Corp.*.......................  1,595      16,540
           Spherion Corp.*........................  2,668      31,749
           Spinnaker Exploration Co.*.............    551      19,847
           St. Mary Land & Exploration Co.........  1,131      27,064
           StanCorp Financial Group, Inc..........  1,044      57,942
           Station Casinos, Inc.*.................  1,827      32,612
           Steel Dynamics, Inc.*..................  2,262      37,255
           Stellent, Inc.*........................    899       4,117
           STERIS Corp.*..........................  2,668      50,986
           Sterling Bancshares, Inc...............  2,958      43,690
           Stewart & Stevenson Services, Inc......  1,160      20,578
           Stewart Enterprises, Inc.--Class A*....  3,770      24,015
           Stillwater Mining Co.*.................  1,363      22,190
           Stone Energy Corp.*....................    783      31,516
           Storage Technology Corp.*..............  2,117      33,808
           Stratos Lightwave, Inc.*...............  3,132       5,011
           Sun Communities, Inc...................  2,146      89,596
           Superior Industries International, Inc.  1,102      50,968
           SurModics, Inc.*.......................    406      10,552
           Susquehanna Bancshares, Inc............  3,190      72,445
           Swift Energy Co.*......................    725      11,448
           Swift Transportation Co., Inc.*........  1,943      45,272
           Symmetricom, Inc.*.....................  1,740       6,351
           Symyx Technologies, Inc.*..............  1,160      16,147
           Syncor International Corp.*............    783      24,665
           Synopsys, Inc.*........................    724      39,682
           Systems & Computer Technology Corp.*...  2,494      33,694
           TALX Corp..............................    609      11,547
           Tanox, Inc.*...........................    899       9,736

           Common Stocks, continued                 Shares    Value
                                                    Shares    Value
                                                    ------ -----------
          Techne Corp.*............................ 1,566  $    44,193
          Technitrol, Inc.......................... 1,160       27,028
          Teledyne Technologies, Inc.*............. 1,421       29,486
          Teleflex, Inc............................   609       34,804
          Tennant Co...............................   928       36,749
          Terex Corp.*............................. 1,363       30,654
          Terrayon Communication Systems, Inc.*.... 6,032        8,023
          Tetra Tech, Inc.*........................ 1,769       26,004
          Texas Biotechnology Corp.*............... 3,306       12,893
          Texas Industries, Inc.................... 1,102       34,702
          Texas Regional Bancshares, Inc. --Class A 1,508       74,810
          The Cheesecake Factory, Inc.*............ 1,595       56,591
          The Men's Wearhouse, Inc.*............... 1,334       34,017
          The Scotts Company--Class A*.............   725       32,915
          Theragenics Corp.*....................... 2,059       17,357
          Thomas & Betts Corp...................... 1,073       19,958
          Thoratec Corp.*.......................... 1,682       15,121
          THQ, Inc.*............................... 1,305       38,914
          Timken Co................................ 2,755       61,519
          Titan Corp.*............................. 1,914       35,007
          Titan Pharmaceuticals, Inc.*............. 1,044        3,497
          Tom Brown, Inc.*......................... 1,305       36,997
          Too, Inc.*............................... 1,392       42,874
          Touch America Holdings, Inc.*............ 2,639        7,257
          Tower Automotive, Inc.*.................. 2,407       33,578
          Transaction Systems Architects, Inc.*.... 1,914       22,509
          Transkaryotic Therapies, Inc.*...........   870       31,364
          TransMontaigne, Inc.*.................... 5,278       31,932
          TranSwitch Corp.*........................ 5,278        3,378
          Tredegar Corp............................ 1,595       38,519
          Trimble Navigation, Ltd.*................ 1,276       19,778
          Trimeris, Inc.*..........................   696       30,895
          Trinity Industries, Inc.................. 1,943       40,259
          TriQuint Semiconductor, Inc.*............ 2,958       18,961
          Tupperware Corp.......................... 2,610       54,262
          Tweeter Home Entertainment Group,
           Inc.*...................................   754       12,320
          UICI*.................................... 2,291       46,278
          Ultratech Stepper, Inc.*.................   957       15,494
          Umpqua Holdings Corp..................... 2,001       36,978
          Unifi, Inc.*............................. 3,016       32,874
          Unisource Energy Corp.................... 2,407       44,770
          United Bankshares, Inc................... 2,204       64,754
          United Dominion Realty Trust, Inc........ 7,250      114,188
          United Industrial Corp................... 1,508       32,950
          United Stationers, Inc.*................. 1,334       40,554
          UnitedGlobalCom, Inc.--Class A*.......... 4,640       12,760
          Universal Corp........................... 1,392       51,087
          Universal Display Corp.*................. 1,392       11,554
          Universal Electronics, Inc.*............. 1,276       19,089
          Unova, Inc.*............................. 4,292       27,855
          US Oncology, Inc.*....................... 3,074       25,606
          US Unwired, Inc.*........................ 2,639        7,389
          USFreightways Corp....................... 1,189       45,027
          Valentis, Inc.*.......................... 5,307        7,111
          Valspar Corp.............................   899       40,581
          ValueVision International, Inc.--Class A* 1,450       26,318
          Varian Semiconductor Equipment
           Associates, Inc.*....................... 1,334       45,264
          Varian, Inc.*............................ 1,218       40,133

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued               Shares    Value
                                                   Shares    Value
                                                   ------ -----------
           Veeco Instruments, Inc.*............... 1,073  $    24,797
           Veritas DGC, Inc.*..................... 1,044       13,154
           Verity, Inc.*.......................... 1,160       12,864
           ViaSat, Inc.*.......................... 1,044        8,801
           Viewpoint Corp.*....................... 3,277       15,795
           Vintage Petroleum, Inc................. 2,001       23,812
           Vion Pharmaceuticals, Inc.*............ 3,451        1,346
           ViroPharma, Inc.*......................   812        1,161
           VISX, Inc.*............................ 2,059       22,443
           W-H Energy Services, Inc.*............. 1,160       25,706
           Wabash National Corp................... 2,291       22,910
           Wallace Computer Services, Inc......... 1,856       39,904
           Walter Industries, Inc................. 2,407       32,133
           Washington Real Estate Investment Trust 3,509      101,410
           Watson Wyatt & Co. Holdings*........... 1,073       25,988
           Wausau-Mosinee Paper Corp.............. 3,103       37,391
           WD-40 Co............................... 2,175       60,378
           webMethods, Inc.*...................... 1,363       13,494
           Websense, Inc.*........................ 1,334       34,111
           Webster Financial Corp.................   783       29,942
           Wellman, Inc........................... 1,711       28,659
           Werner Enterprises, Inc................ 2,233       47,585
           West Pharmaceutical Services, Inc...... 1,479       47,461
           Westamerica Bancorporation............. 1,421       56,215
           Westar Energy, Inc..................... 1,305       20,032
           Western Digital Corp.*................. 9,019       29,312
           Whitney Holding Corp................... 2,117       65,077
           WMS Industries, Inc.*.................. 1,015       12,434
           Wolverine World Wide, Inc.............. 1,914       33,399
           Woodhead Industries, Inc............... 1,218       20,877

          Common Stocks, continued                Shares       Value
                                                  Shares       Value
                                                 ---------- -----------
         Worthington Industries, Inc............      4,089 $    74,010
         Wyndham International, Inc.--Class A*..     11,136      12,918
         Xanser Corp.*..........................      4,060       7,389
         Xicor, Inc.*...........................      2,610      10,544
         XTO Energy, Inc........................      1,827      37,636
         Yellow Corp.*..........................      1,392      45,101
         York International Corp................      1,334      45,076
         Zale Corp.*............................      1,131      40,999
         Zebra Technologies Corp.*..............      1,073      51,740
         Zenith National Insurance Corp.........      1,537      48,953
         Zygo Corp.*............................      1,073       8,638
                                                            -----------
         TOTAL COMMON STOCKS....................             24,442,456
                                                            -----------
          Rights (0.0%)
         Collins & Aikman Corp..................      4,681           0
                                                            -----------
         TOTAL RIGHTS...........................                      0
                                                            -----------
          Repurchase Agreement (15.2%)
                                                 Principal
                                                  Amount
                                                 ----------
         State Street Bank, 1.60%, 07/01/02,
          dated 6/28/02, with maturity value of
          $4,417,589 (Fully collateralized by
          various U.S. Government Securities)... $4,417,000   4,417,000
                                                            -----------
         TOTAL REPURCHASE AGREEMENT.............              4,417,000
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $27,367,241)/(a)/--(99.2%)......             28,859,456
         Other assets in excess of liabilities--
          (0.8%)................................                223,153
                                                            -----------
         NET ASSETS--(100.0%)...................            $29,082,609
                                                            ===========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             (Unaudited)                            June 30, 2002

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
Russell 2000 Future Contract expiring September 2002
 (Underlying face amount at value $1,840,000)............     8      $(1,017)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

            Unrealized appreciation................................ $ 3,342,927
            Unrealized depreciation................................  (1,850,712)
                                                                    -----------
            Net unrealized appreciation............................ $ 1,492,215
                                                                    ===========

The ProFund VP Small-Cap's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

Advertising...........................................................  0.5%
Aerospace/Defense.....................................................  0.9%
Agriculture...........................................................  0.3%
Airlines..............................................................  0.3%
Apparel...............................................................  0.8%
Auto Manufacturers....................................................  0.2%
Auto Parts & Equipment................................................  0.8%
Banks.................................................................  8.5%
Biotechnology.........................................................  1.3%
Building Materials....................................................  0.6%
Chemicals.............................................................  2.4%
Commercial Services...................................................  3.4%
Computers.............................................................  2.5%
Distribution/Wholesale................................................  0.2%
Diversified Financial Services........................................  1.1%
Electric..............................................................  1.9%
Electrical Components & Equipment.....................................  0.7%
Electronics...........................................................  2.2%
Energy................................................................  0.2%
Engineering & Construction............................................  0.1%
Entertainment.........................................................  0.6%
Environmental Control.................................................  0.2%
Food..................................................................  1.8%
Forest & Paper Products...............................................  0.8%
Health Care...........................................................  3.8%
Holding Companies--Diversified........................................  0.2%
Home Builders.........................................................  1.0%
Home Furnishings......................................................  0.9%
Household Products....................................................  1.9%
Insurance.............................................................  1.9%
Internet..............................................................  1.3%
Investment Companies..................................................  0.1%
Iron/Steel............................................................  0.3%
Leisure Time..........................................................  0.7%
Lodging...............................................................  0.8%
Machinery & Equipment.................................................  2.2%
Manufacturing.........................................................  2.0%
Media.................................................................  1.8%
Metals................................................................  1.1%
Mining................................................................  0.2%
Office/Business Equipment.............................................  0.5%
Oil & Gas.............................................................  4.4%
Packaging & Containers................................................  0.9%
Pharmaceuticals.......................................................  3.0%
Pipelines.............................................................  0.2%
Publishing & Printing.................................................  0.1%
Real Estate...........................................................  0.5%
Real Estate Investment Trust..........................................  6.4%
Retail................................................................  6.3%
Semiconductors........................................................  2.2%
Software..............................................................  2.6%
Telecommunications....................................................  2.1%
Textiles..............................................................  0.1%
Toys/Games/Hobbies....................................................  0.1%
Transportation........................................................  1.7%
Trucking & Leasing....................................................  0.2%
Water.................................................................  0.2%
Other................................................................. 16.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap
(Unaudited)


       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $22,950,241)............ $24,442,456
        Repurchase agreement, at amortized cost.............   4,417,000
                                                             -----------
         Total Investments..................................  28,859,456
        Cash................................................     265,289
        Dividends and interest receivable...................      27,534
        Unrealized appreciation on swap contracts...........      26,673
        Prepaid expenses....................................         433
                                                             -----------
         Total Assets.......................................  29,179,385
                                                             -----------
      Liabilities:
        Variation margin on futures contracts...............          26
        Advisory fees payable...............................      19,173
        Management services fees payable....................       3,835
        Administration fees payable.........................       1,401
        Administrative services fees payable................      18,786
        Distribution fees payable...........................      23,483
        Other accrued expenses..............................      30,072
                                                             -----------
         Total Liabilities..................................      96,776
                                                             -----------
      Net Assets............................................ $29,082,609
                                                             ===========
      Net Assets consist of:
        Capital............................................. $32,179,694
        Accumulated net investment loss.....................     (94,409)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts...............  (4,520,547)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swaps contracts.   1,517,871
                                                             -----------
      Net Assets............................................ $29,082,609
                                                             ===========
        Shares of Beneficial Interest Outstanding...........   1,075,134
                                                             ===========
        Net Asset Value (offering and redemption price
         per share)......................................... $     27.05
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   205,136
        Interest.............................................      45,052
                                                              -----------
         Total Income........................................     250,188
                                                              -----------
      Expenses:
        Advisory fees........................................     136,300
        Management services fees.............................      27,260
        Administration fees..................................       9,034
        Administrative services fees.........................      36,347
        Distribution fees....................................      45,433
        Custody fees.........................................      29,853
        Fund accounting fees.................................      16,345
        Transfer agent fees..................................      17,668
        Other fees...........................................      26,357
                                                              -----------
         Total Expenses......................................     344,597
                                                              -----------
      Net Investment Loss....................................     (94,409)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swaps
         contracts...........................................  (1,756,697)
        Net realized losses on futures contracts.............    (517,737)
        Net change in unrealized appreciation/(depreciation)
         on investments, futures contracts and swaps
         contracts...........................................     643,292
                                                              -----------
         Net realized and unrealized losses on investments,
          futures contracts and swaps contracts..............  (1,631,142)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,725,551)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


 Statements of Changes in Net Assets
                                                       For the          For the period
                                                   six months ended May 1, 2001/(a)/ through
                                                    June 30, 2002     December 31, 2001
                                                   ---------------- ----------------------
                                                     (Unaudited)
From Investment Activities:
Operations:
 Net investment loss..............................  $     (94,409)      $     (30,582)
 Net realized losses on investments and swaps
   contracts......................................     (1,756,697)         (1,609,279)
 Net realized losses on futures contracts.........       (517,737)           (636,834)
 Net change in unrealized
   appreciation/(depreciation) on investments,
   futures contracts and swap contracts...........        643,292             874,579
                                                    -------------       -------------
 Change in net assets resulting from operations...     (1,725,551)         (1,402,116)
                                                    -------------       -------------
Capital Transactions:
 Proceeds from shares issued......................    131,743,343         202,780,825
 Cost of shares redeemed..........................   (120,900,163)       (181,413,729)
                                                    -------------       -------------
 Change in net assets resulting from capital
   transactions...................................     10,843,180          21,367,096
                                                    -------------       -------------
 Change in net assets.............................      9,117,629          19,964,980
Net Assets:
 Beginning of period..............................     19,964,980                  --
                                                    -------------       -------------
 End of period....................................  $  29,082,609       $  19,964,980
                                                    =============       =============
Share Transactions:
 Issued...........................................      4,617,764           7,187,128
 Redeemed.........................................     (4,241,698)         (6,488,060)
                                                    -------------       -------------
 Change in shares.................................        376,066             699,068
                                                    =============       =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                          For the             For the period
                                                      six months ended    May 1, 2001/(a)/ through
                                                       June 30, 2002        December 31, 2001
                                                     ----------------     ----------------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period                   $     28.56             $     30.00
                                                       -----------             -----------
Investment Activities:
 Net investment loss................................         (0.07)/(b)/             (0.10)/(b)/
 Net realized and unrealized losses on investments,
   futures contracts and swaps contracts............         (1.44)                  (1.34)
                                                       -----------             -----------
 Total loss from investment activities..............         (1.51)                  (1.44)
                                                       -----------             -----------
Net Asset Value, End of Period......................   $     27.05             $     28.56
                                                       ===========             ===========
Total Return........................................         (5.29)%/(c)/            (4.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...........................   $29,082,609             $19,964,980
Ratio of expenses to average net assets.............          1.90%/(d)/              2.25%/(d)/
Ratio of net investment loss to average net assets..         (0.52)%/(d)/            (0.53)%/(d)/
Ratio of expenses to average net assets*............          1.90%/(d)/              2.65%/(d)/
Portfolio turnover..................................           154%                   2627%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Europe 30                     Investments
             (Unaudited)                            June 30, 2002


 Common Stocks (83.2%)
                                                    Shares       Value
                                                   ---------- -----------
Allianz AG--ADR...................................     24,436 $   486,276
AstraZeneca PLC--ADR..............................     17,880     733,080
Aventis SA--ADR...................................      8,046     566,680
Banco Bilbao Vizcaya--ADR.........................     31,886     356,167
Banco Santander Central Hispano SA--ADR...........     47,382     369,106
Barclays PLC--ADR.................................     16,688     562,552
BP Amoco PLC--ADR.................................     39,038   1,971,028
Credit Suisse Group--ADR..........................     12,218     384,867
Deutsche Telekom AG--ADR..........................     42,018     391,188
Diageo PLC--ADR...................................      8,642     446,359
E.On AG--ADR......................................      7,152     414,959
ENI SpA--ADR......................................      8,046     643,680
Ericsson (LM) Telephone Co.--ADR*.................     79,566     114,575
France Telecom SA--ADR............................     11,622     109,014
GlaxoSmithKline PLC--ADR..........................     31,886   1,375,562
HSBC Holdings PLC--ADR............................     19,072   1,109,991
ING Groep NV--ADR.................................     20,264     515,314
Koninklijke (Royal) Philips Electronics NV--ADR...     13,708     378,341
Lloyds TSB Group PLC--ADR.........................     14,006     560,940
Nokia OYJ--ADR....................................     47,680     690,406
Novartis AG--ADR..................................     26,522   1,162,459
Royal Dutch Petroleum Co.--ADR....................     21,456   1,185,873
SAP AG--ADR.......................................     12,814     311,252
Shell Transport & Trading Co.--ADR................     16,986     764,540
Siemens AG--ADR...................................      8,940     531,036
Telecom Italia SpA--ADR...........................      6,556     512,024
Telefonica SA--ADR*...............................     15,496     385,076
Total Fina SA--ADR................................     15,198   1,229,518
Vivendi Universal SA--ADR.........................     11,026     237,059
Vodafone Group PLC--ADR...........................     69,136     943,706
                                                              -----------
TOTAL COMMON STOCKS...............................             19,442,628
                                                              -----------
 Federal Home Loan Bank (22.1%)
                                                   Principal
                                                    Amount
                                                   ----------
Federal Home Loan Bank, 1.35%, 07/01/02........... $5,150,000   5,149,421
                                                              -----------
TOTAL FEDERAL HOME LOAN BANK......................              5,149,421
                                                              -----------
TOTAL INVESTMENTS (Cost
 $22,843,204)/(a)/--(105.3%)......................             24,592,049
Liabilities in excess of other assets--(-5.3%)....             (1,248,628)
                                                              -----------
NET ASSETS--(100.0%)..............................            $23,343,421
                                                              ===========

 Futures Contracts Purchased
                                                                       Unrealized
                                                             Contracts    Loss
                                                             --------- ----------
S&P 500 Future Contract expiring September 2002 (Underlying
 face amount at value $3,712,500)...........................    15      $(13,553)

------
*    Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................. $1,935,572
              Unrealized depreciation.................   (186,727)
                                                       ----------
              Net unrealized appreciation............. $1,748,845
                                                       ==========

ADR--American Depositary Receipt.

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

Banks....................................................... 14.3%
Electric....................................................  1.8%
Electronics.................................................  1.6%
Food & Beverage.............................................  1.9%
Insurance...................................................  4.3%
Media.......................................................  1.0%
Miscellaneous Manufacturing.................................  2.3%
Oil & Gas................................................... 24.8%
Pharmaceuticals............................................. 16.4%
Software....................................................  1.3%
Telecommunications.......................................... 13.5%
Other....................................................... 16.8%

The ProFund VP Europe 30's investment concentration based on net assets, by country, as of June 30, 2002, was as follows:

Finland.....................................................  3.0%
France......................................................  9.2%
Germany.....................................................  9.1%
Italy.......................................................  4.8%
Netherlands.................................................  8.9%
Spain.......................................................  5.0%
Sweden......................................................  0.5%
Switzerland.................................................  6.6%
United Kingdom.............................................. 36.3%
United States............................................... 16.6%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $22,843,204)........... $ 24,592,049
        Cash...............................................      318,983
        Dividends and interest receivable..................       60,994
        Receivable for investments sold....................    6,521,655
        Prepaid expenses...................................          317
                                                            ------------
         Total Assets......................................   31,493,998
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    8,043,300
        Variation margin on futures contracts..............       11,849
        Advisory fees payable..............................       19,511
        Management services fees payable...................        3,902
        Administration fees payable........................        1,425
        Administrative services fees payable...............       39,175
        Distribution fees payable..........................       31,310
        Other accrued expenses.............................          105
                                                            ------------
         Total Liabilities.................................    8,150,577
                                                            ------------
      Net Assets........................................... $ 23,343,421
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 76,017,486
        Accumulated undistributed net investment income....      200,421
        Accumulated net realized losses on investments
         and futures contracts.............................  (54,609,778)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    1,735,292
                                                            ------------
      Net Assets........................................... $ 23,343,421
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,125,053
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.75
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   587,583
        Interest.............................................      22,129
                                                              -----------
         Total Income........................................     609,712
                                                              -----------
      Expenses:
        Advisory fees........................................     163,897
        Management services fees.............................      32,780
        Administration fees..................................      10,071
        Administrative services fees.........................      73,014
        Distribution fees....................................      54,632
        Custody fees.........................................      12,751
        Fund accounting fees.................................      14,101
        Transfer agent fees..................................      21,319
        Other fees...........................................      26,726
                                                              -----------
         Total Expenses......................................     409,291
                                                              -----------
      Net Investment Income..................................     200,421
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (6,262,474)
        Net realized losses on futures contracts.............    (877,966)
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................  (2,594,714)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (9,735,154)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(9,534,733)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net Assets
                                                                                                 For the           For the
                                                                                             six months ended    year ended
                                                                                              June 30, 2002   December 31, 2001
                                                                                             ---------------- -----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................  $     200,421     $     (60,743)
  Net realized losses on investments........................................................     (6,262,474)      (23,198,874)
  Net realized losses on futures contracts..................................................       (877,966)         (242,314)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.     (2,594,714)        3,882,845
                                                                                              -------------     -------------
  Change in net assets resulting from operations............................................     (9,534,733)      (19,619,086)
                                                                                              -------------     -------------
Capital Transactions:
  Proceeds from shares issued...............................................................    288,114,301       484,246,490
  Cost of shares redeemed...................................................................   (307,489,309)     (437,377,852)
                                                                                              -------------     -------------
  Change in net assets resulting from capital transactions..................................    (19,375,008)       46,868,638
                                                                                              -------------     -------------
  Change in net assets......................................................................    (28,909,741)       27,249,552
Net Assets:
  Beginning of period.......................................................................     52,253,162        25,003,610
                                                                                              -------------     -------------
  End of period.............................................................................  $  23,343,421     $  52,253,162
                                                                                              =============     =============
Share Transactions:
  Issued....................................................................................     12,751,110        18,819,388
  Redeemed..................................................................................    (13,780,167)      (17,447,252)
                                                                                              -------------     -------------
  Change in shares..........................................................................     (1,029,057)        1,372,136
                                                                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                                                     For the period
                                         For the              For the              For the        October 18, 1999/(a)/
                                     six months ended       year ended           year ended             through
                                      June 30, 2002      December 31, 2001    December 31, 2000    December 31, 1999
                                    ----------------     -----------------    -----------------   --------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................   $     24.26           $     31.98          $     36.82           $    30.00
                                      -----------           -----------          -----------           ----------
Investment Activities:
 Net investment income/(loss)......         0.10 /(b)/            (0.04)/(b)/          0.09 /(b)/           (0.04)
 Net realized and unrealized
   gains/(losses) on investments
   and futures contracts...........         (3.61)                (7.68)               (4.79)                6.86
                                      -----------           -----------          -----------           ----------
 Total income/(loss) from
   investment activities...........         (3.51)                (7.72)               (4.70)                6.82
                                      -----------           -----------          -----------           ----------
Distributions to Shareholders From:
 Net realized gains on investments
   and futures contracts...........            --                    --                (0.14)                  --
                                      -----------           -----------          -----------           ----------
 Total distributions...............            --                    --                (0.14)                  --
                                      -----------           -----------          -----------           ----------
Net Asset Value, End of Period.....   $     20.75           $     24.26          $     31.98           $    36.82
                                      ===========           ===========          ===========           ==========
Total Return.......................        (14.47)%/(c)/         (24.14)%             (12.75)%              22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of period..........   $23,343,421           $52,253,162          $25,003,610           $3,262,131
Ratio of expenses to average net
 assets............................          1.88%/(d)/            1.89%                1.65%                1.78%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets............................          0.92%/(d)/           (0.14)%               0.26%               (1.00)%/(d)/
Ratio of expenses to average net
 assets*...........................          1.88%/(d)/            1.89%                1.65%                2.39%/(d)/
Portfolio turnover.................           671%                 1002%                1434%                 100%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)



1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-two separately managed series, seventy-four of which are operational as of June 30, 2002. These accompanying financial statements relate to the following portfolios:
   ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value.

   For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)



   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use by the ProFund VP. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At June 30, 2002, the following swap contracts were outstanding and were collateralized by assets of each particular ProFund VP:

                                     Notional  Termination      Return         Unrealized
                                      Amount      Date         Benchmark      Appreciation
                                    ---------- ----------- ------------------ ------------
ProFund VP Small-Cap............... $4,867,519  07/01/02   Russell 2000 Index   $26,673

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Tax

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee based on the following schedule of average net assets: 0.05% of average daily net assets from $0 to $2 billion, 0.04% on the next $3 billion of average daily net assets, 0.03%

                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)


   on the next $5 billion of average daily net assets, and 0.02% of average daily net assets over $10 billion. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with ING Insurance Corporation ("ING") pursuant to which ING will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays ING a quarterly fee equal on an annual basis to 0.20% of the average daily net assets of each ProFund VP that were invested in such Fund through ING's separate account.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse expenses of the ProFunds VP for the period ending June 30, 2002 in order to limit the annual operating expenses as follows:

                   ProFund VP Bull.................... 1.98%
                   ProFund VP Small-Cap............... 2.25%
                   ProFund VP Europe 30............... 1.98%

   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund VP are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending June 30, 2002, the cumulative potential reimbursement for the ProFunds VP Small-Cap was $23,229 expiring on December 31, 2004.

4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002 were as follows:

                                              Purchases      Sales
                                             ------------ ------------
         ProFund VP Bull.................... $ 35,595,048 $ 20,719,969
         ProFund VP Small-Cap...............   48,205,308   44,237,495
         ProFund VP Europe 30...............  258,898,841  281,943,218